DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING - Summary of Derivative Financial Instruments (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 R$ / shares	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net derivative financial instruments	$ (56.1)		$ (90.6)
Current	8.7		13.2
Non-current	0.0		0.0
Current	(38.4)		(71.9)
Non-current	(26.4)		(31.9)
Exchange Rates and Interest Rates | Others derivatives not designated as hedge accounting
Disclosure of detailed information about financial instruments [line items]
Net derivative financial instruments	(61.4)		(73.0)
Payroll expenses settled in Brazilian reais | Exchange rate | Cash flow hedge designated as hedge accounting
Disclosure of detailed information about financial instruments [line items]
Net derivative financial instruments	5.3		(17.6)
Export | Exchange rate
Disclosure of detailed information about financial instruments [line items]
Net derivative financial instruments	0.0		2.5
Equity | Share price: ticker EMBJ3 | Other Derivatives
Disclosure of detailed information about financial instruments [line items]
Net derivative financial instruments	0.0		10.5
2025 | Payroll expenses settled in Brazilian reais | Currency swap contract | Exchange rate
Disclosure of detailed information about financial instruments [line items]
Purchase of put options exercise price | R$ / shares		R$ 5.4
Sale of call options at the weighted average exercise price | R$ / shares		6.72
Notional	0.0
Net derivative financial instruments	0.0		(17.6)
2026 | Payroll expenses settled in Brazilian reais | Currency swap contract | Exchange rate
Disclosure of detailed information about financial instruments [line items]
Purchase of put options exercise price | R$ / shares		5.51
Sale of call options at the weighted average exercise price | R$ / shares		R$ 6.41
Notional	717.2
Net derivative financial instruments	5.3		0.0
2026 | Export | Exchange rate
Disclosure of detailed information about financial instruments [line items]
Notional	42.0
Net derivative financial instruments	(2.8)		0.0
2026 | Equity | Share price: ticker EMBJ3 | Other Derivatives Two
Disclosure of detailed information about financial instruments [line items]
Notional	171.4
Net derivative financial instruments	0.8		0.0
2027 | Equity | Share price: ticker EVEX | Private warrants
Disclosure of detailed information about financial instruments [line items]
Notional	10.0
Net derivative financial instruments	(4.6)		(7.0)
2027 | Equity | Share price: ticker EVEX | Public warrants
Disclosure of detailed information about financial instruments [line items]
Notional	12.5
Net derivative financial instruments	(5.7)		(4.0)
2027 | Equity | Share price: ticker EVEX | Strategic warrants
Disclosure of detailed information about financial instruments [line items]
Notional	28.5
Net derivative financial instruments	(48.7)		(75.0)
2040 | Project development | Exchange Rates and Interest Rates
Disclosure of detailed information about financial instruments [line items]
Notional	8.3
Net derivative financial instruments	$ (0.4)		$ 0.0